Environmental rehabilitation obligation and other provisions - Assumptions used to calculate the provision (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
US PGM operations
Disclosure of other provisions [line items]
Inflation rate	3.50%	4.00%	2.00%
Discount rate	4.00%	4.00%	1.90%
US PGM operations | Minimum
Disclosure of other provisions [line items]
Discount period	31 years	31 years	35 years
US PGM operations | Maximum
Disclosure of other provisions [line items]
Discount period	46 years	43 years	40 years
European operations
Disclosure of other provisions [line items]
Inflation rate	2.10%	2.50%
Discount rate	3.10%	3.30%
Discount period	23 years	24 years
Australian operations
Disclosure of other provisions [line items]
Inflation rate	2.80%
Discount rate	3.70%
Discount period	40 months
SA gold operations
Disclosure of other provisions [line items]
Inflation rate	7.00%	6.50%	6.00%
SA gold operations | Minimum
Disclosure of other provisions [line items]
Discount rate	8.90%	7.80%	5.10%
Discount period	1 year	1 year	1 year
SA gold operations | Maximum
Disclosure of other provisions [line items]
Discount rate	12.30%	11.50%	10.60%
Discount period	25 years	22 years	24 years
SA PGM operations
Disclosure of other provisions [line items]
Inflation rate	7.00%	6.50%	6.00%
SA PGM operations | Minimum
Disclosure of other provisions [line items]
Discount rate	8.90%	7.80%	5.10%
Discount period	1 year	1 year	1 year
SA PGM operations | Maximum
Disclosure of other provisions [line items]
Discount rate	12.30%	11.60%	10.60%
Discount period	48 years	49 years	50 years